Offerings	Nov. 05, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	First Preference Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Second Preference Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to PurchaseCommon Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to Purchase FirstPreference Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to Purchase Second Preference Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to Purchase DebtSecurities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,240,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,966.75
Offering Note

(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of IAMGOLD Corporation (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.